PROPERTY, EQUIPMENT AND FURNITURE (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure Of Changes In Tangible Assets

	Buildings, leasehold improvements and hotel assets	Assets under construction	Total
	(In thousands of US$)
Cost:
Balance as at January 1, 2022	97,154	17,264	114,418
Additions	26,500	—	26,500
Write-offs of lost deals	—	(1,485)	(1,485)
Completion of projects	7,036	(7,036)	—
Exchange differences	(669)	(522)	(1,191)
Disposals	—	(405)	(405)
Balance as at December 31, 2022	130,021	7,816	137,837
Accumulated depreciation:
Balance as at January 1, 2022	(17,968)	—	(17,968)
Depreciation	(8,576)	—	(8,576)
Exchange differences	37	—	37
Balance as at December 31, 2022	(26,507)	—	(26,507)
Net Balance at December 31, 2022	103,514	7,816	111,330

	Buildings, leasehold improvements and hotel assets	Assets under construction	Total
	(In thousands of US$)
Cost:
Balance as at January 1, 2021	99,834	13,821	113,655
Additions	5,438	10,908	16,346
Write-offs of lost deals	—	(4,185)	(4,185)
Completion of projects	—	(1,898)	(1,898)
Exchange differences	748	27	775
Disposals	(6,133)	—	(6,133)
Business combinations (see Note 14)	267	—	267
Reclassification to assets held for sale	(3,000)	(1,409)	(4,409)
Balance as at December 31, 2021	97,154	17,264	114,418
Accumulated depreciation:
Balance as at January 1, 2021	(12,937)	—	(12,937)
Depreciation	(7,150)	—	(7,150)
Exchange differences	(153)	—	(153)
Disposals	2,345	—	2,345
Business combinations	(76)	—	(76)
Reclassification to assets held for sale	3	—	3
Balance as at December 31, 2021	(17,968)	—	(17,968)
Net Balance at December 31, 2021	79,186	17,264	96,450